UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23592

First Eagle Credit Opportunities
Fund

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

New York, New York 10105

(Address of principal executive offices) (Zip code)

David O’Connor

First Eagle Investment Management, LLC

1345 Avenue of the Americas

New York, NY 10105

(Name and address of agent for service)

Copies of Communications to:

Nathan J. Greene, Esq.

Sidley Austin LLP

787 Seventh Avenue

New York, NY 10019

Registrant’s telephone number, including area code: (212) 698-3300

Date of fiscal year end: December 31

Date of reporting period: July 1, 2022 – June 30, 2023

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2022 TO JUNE 30, 2023

There was no proxy voting activity for First Eagle Credit Opportunities Fund (the “Fund”) because the Fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        First Eagle Credit Opportunities Fund

By: /s/ Mehdi Mahmud

Mehdi Mahmud, President

(Principal Executive Officer)

Date     August 30, 2023